CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock	Equity settled employee benefits	Warrant	Finders' warrants	Foreign exchange reserve	Retained earnings	Total
Equity Balance, Starting at Sep. 30, 2018	$ 16,863,904	$ 1,788,405	$ 641,848	$ 246,791	$ (20,100)	$ (16,564,996)	$ 2,955,852
Shares Outstanding, Starting at Sep. 30, 2018	45,141,668
Private Placements, amount	$ 1,796,583	0	0	0	0	0	1,796,583
Private Placements, Shares	35,931,666
Acquisition of exploration and evaluation assets	$ 89,625	0	0	0	0	0	89,625
Acquisition of exploration and evaluation assets	1,361,363
Share issue costs	$ (263,006)	0	0	63,816	0	0	(199,190)
Stock Granted, Value, Share-based Compensation, Net of Forfeitures	$ 0	162,208	0	0	0	0	162,208
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Exercise of options							0
Exercise of warrants							0
Net Income (Loss)	$ 0	0	0	0	(6,519)	(997,369)	(1,003,888)
Shares Outstanding, Ending at Sep. 30, 2019	82,434,697
Equity Balance, Ending at Sep. 30, 2019	$ 18,487,106	1,950,613	641,848	310,607	(26,619)	(17,562,365)	3,801,190
Private Placements, amount	$ 1,100,000	0	0	0	0	0	1,100,000
Private Placements, Shares	22,000,000
Share issue costs	$ (111,550)	0	0	32,665	0	0	(78,885)
Acquisition of exploration and evaluation assets, Amount	$ 144,750	0	0	0	0	0	144,750
Acquisition of exploration and evaluation assets, Shares	1,325,000
Exercise of options	$ 45,125	(20,125)	0	0	0	0	25,000
Exercise of options	250,000
Exercise of Finder's Warrants, Amount	$ 100,276	0	0	(40,125)	0	0	60,151
Exercise of Finder's Warrants, Shares	1,203,025
Exercise of warrants	$ 303,000	0	0	0	0	0	303,000
Exercise of warrants	3,030,000
Net Income (Loss)	$ 0	0	0	0	2,380	(1,056,142)	(1,053,762)
Shares Outstanding, Ending at Sep. 30, 2020	110,242,722
Equity Balance, Ending at Sep. 30, 2020	$ 20,068,707	1,930,488	641,848	303,147	(24,239)	(18,618,507)	4,301,444
Private Placements, amount	$ 4,065,589	0	0	0	0	0	4,065,589
Private Placements, Shares	32,061,833
Share issue costs	$ (502,142)	0	0	153,927	0	0	(348,215)
Acquisition of exploration and evaluation assets, Amount	$ 29,500	0	0	0	0	0	29,500
Acquisition of exploration and evaluation assets, Shares	350,000
Exercise of options							0
Exercise of Finder's Warrants, Amount	$ 4,633	0	0	(1,828)	0	0	2,805
Exercise of Finder's Warrants, Shares	56,100
Exercise of warrants	$ 624,000	0	0	0	0	0	624,000
Exercise of warrants	6,240,000
Share-based private placements	$ 0	202,304	0	0	0	0	202,304
Share-based private placements	0
Net Income (Loss)	$ 0	0	0	0	(20,694)	(939,124)	(959,818)
Shares Outstanding, Ending at Sep. 30, 2021	148,950,655
Equity Balance, Ending at Sep. 30, 2021	$ 24,290,287	$ 2,132,792	$ 641,848	$ 455,246	$ (44,933)	$ (19,557,631)	$ 7,917,609